Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Roll Forward]
Opening goodwill	$ 769,058	$ 616,088
Current year acquisitions	0	129,222
Prior period acquisition (note 4 (a))	1,048	1,393
Foreign exchange movement	(13,846)	22,355
Closing goodwill	$ 756,260	$ 769,058